Summary of Significant Accounting Policies - Securities Not Included in Computation of Diluted EPS (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	31,493,724	27,035,803	29,994,312	27,225,082
Series A convertible preferred stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	9,022,556	15,037,593	9,022,556	15,037,594
Series B convertible Preferred Stock
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	8,416,251	0	8,416,251	0
Series A convertible preferred stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	4,511,279	4,511,279	4,511,279	4,511,279
Common stock warrants
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	362,970	77,954	362,970	109,772
Stock options
Securities not included in the computation of diluted EPS
Total potentially dilutive securities	9,180,668	7,408,977	7,681,256	7,566,437